Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 44,467	$ 27,376	$ 47,218
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized holding loss on short-term investment	0	0	118
Depreciation and amortization	6,917	6,429	5,881
Gain from disposal of short-term investments	(4)	(122)	(2)
Stock-based compensation	10,347	10,262	11,802
Loss on disposal of property and equipment	18	5	26
Deferred income taxes	471	1,181	1,582
Changes in operating assets and liabilities:
Short-term investments		14,265	(12,018)
Notes and accounts receivable	2,359	5,572	2,002
Inventories	(10,410)	(1,523)	(1,828)
Prepaid expenses and other current assets	(678)	(403)	248
Other assets	67	(143)	590
Notes and accounts payable	(415)	(11,981)	5,644
Accrued expenses and other current liabilities	5,543	(7,415)	6,390
Income tax payable	9,507	3,520	1,362
Other liabilities	536	2,105	221
Net cash provided by operating activities	68,725	49,128	69,236
CASH FLOWS FROM INVESTING ACTIVITIES
Return of capital from long-term investments		46
Purchase of property and equipment	(11,596)	(12,772)	(4,280)
Changes in restricted assets	(3,817)	(89)	(469)
Net cash used in investing activities	(15,413)	(12,815)	(4,749)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options	514	422	224
Share repurchase		(10,018)
Dividends paid	(20,224)	(19,897)
Net cash provided by (used in) financing activities	(19,710)	(29,493)	224
NET INCREASE IN CASH AND CASH EQUIVALENTS	33,602	6,820	64,711
EFFECT OF EXCHANGE RATE CHANGES	(1,111)	166	1,260
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	161,720	154,734	88,763
CASH AND CASH EQUIVALENTS, END OF YEAR	194,211	161,720	154,734
SUPPLEMENTAL INFORMATION
Interest paid	71	86
Income taxes paid	$ 5,892	$ 2,947	$ 3,256